Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

June 30, 2020

F50-QTLY-0820
1.833437.114

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $16,055,431)	16,060,000	16,055,966
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (b)	26,690,285	$258,095,054
Fidelity Series Blue Chip Growth Fund (b)	27,939,850	500,961,505
Fidelity Series Commodity Strategy Fund (b)	83,520,808	320,719,902
Fidelity Series Growth Company Fund (b)	47,530,432	1,056,126,206
Fidelity Series Intrinsic Opportunities Fund (b)	69,528,714	1,042,235,418
Fidelity Series Large Cap Stock Fund (b)	64,750,690	911,042,214
Fidelity Series Large Cap Value Index Fund (b)	25,546,783	280,759,144
Fidelity Series Opportunistic Insights Fund (b)	27,907,928	537,506,695
Fidelity Series Small Cap Discovery Fund (b)	11,948,052	117,688,314
Fidelity Series Small Cap Opportunities Fund (b)	30,395,636	371,738,630
Fidelity Series Stock Selector Large Cap Value Fund (b)	67,872,286	705,871,773
Fidelity Series Value Discovery Fund (b)	45,730,433	535,046,068
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,656,817,249)		6,637,790,923

International Equity Funds - 40.9%
Fidelity Series Canada Fund (b)	30,618,641	292,101,839
Fidelity Series Emerging Markets Fund (b)	22,555,336	192,848,126
Fidelity Series Emerging Markets Opportunities Fund (b)	90,870,169	1,741,981,136
Fidelity Series International Growth Fund (b)	53,609,187	918,861,460
Fidelity Series International Small Cap Fund (b)	16,231,447	259,378,529
Fidelity Series International Value Fund (b)	109,277,514	919,023,893
Fidelity Series Overseas Fund (b)	88,715,287	915,541,758
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,824,820,827)		5,239,736,741

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	8,489,772	76,153,257
Fidelity Series Floating Rate High Income Fund (b)	1,718,572	14,814,088
Fidelity Series High Income Fund (b)	10,164,170	89,749,620
Fidelity Series Inflation-Protected Bond Index Fund (b)	24,352,678	254,485,486
Fidelity Series International Credit Fund (b)	546,249	5,593,586
Fidelity Series Long-Term Treasury Bond Index Fund (b)	28,111,712	292,080,685
Fidelity Series Real Estate Income Fund (b)	5,377,151	51,943,275
TOTAL BOND FUNDS
(Cost $752,898,826)		784,819,997

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 0.12% (c)	25,076,478	25,081,494
Fidelity Series Government Money Market Fund 0.25% (b)(d)	97,117,360	97,117,360
Fidelity Series Short-Term Credit Fund (b)	2,303,016	23,536,821
TOTAL SHORT-TERM FUNDS
(Cost $145,093,141)		145,735,675
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,395,685,474)		12,824,139,302
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,772,514)
NET ASSETS - 100%		$12,822,366,788

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	51	Sept. 2020	$2,513,535	$(1,925)	$(1,925)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	94	Sept. 2020	14,523,940	(427,776)	(427,776)
ICE E-mini MSCI EAFE Index Contracts (United States)	199	Sept. 2020	17,695,080	(580)	(580)
TOTAL FUTURES CONTRACTS					$(430,281)

The notional amount of futures purchased as a percentage of Net Assets is 0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,846,498.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,665
Total	$12,665

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$212,103,452	$2,945,542	$6,249,225	$--	$92,272	$49,203,013	$258,095,054
Fidelity Series Blue Chip Growth Fund	387,768,085	5,304,034	37,339,061	--	3,036,555	142,191,892	500,961,505
Fidelity Series Canada Fund	211,216,958	47,469,415	856,661	--	(166,757)	34,438,884	292,101,839
Fidelity Series Commodity Strategy Fund	361,223,795	13,774,964	69,047,346	--	(24,680,322)	39,448,811	320,719,902
Fidelity Series Emerging Markets Debt Fund	67,912,785	2,017,738	1,459,516	1,026,749	11,330	7,670,920	76,153,257
Fidelity Series Emerging Markets Fund	126,658,976	39,650,018	1,867,965	--	(77,971)	28,485,068	192,848,126
Fidelity Series Emerging Markets Opportunities Fund	1,189,836,247	274,077,372	17,089,783	--	(272,322)	295,429,622	1,741,981,136
Fidelity Series Floating Rate High Income Fund	13,761,959	411,371	353,108	171,617	(15,485)	1,009,351	14,814,088
Fidelity Series Government Money Market Fund 0.25%	323,644,870	45,742,856	272,270,366	205,181	--	--	97,117,360
Fidelity Series Growth Company Fund	798,291,591	11,076,642	72,983,506	--	13,512,537	306,228,942	1,056,126,206
Fidelity Series High Income Fund	83,078,313	2,470,202	1,765,544	1,271,425	2,288	5,964,361	89,749,620
Fidelity Series Inflation-Protected Bond Index Fund	230,909,234	42,470,829	27,095,740	127,392	36,186	8,164,977	254,485,486
Fidelity Series International Credit Fund	5,183,439	38,496	--	38,496	--	339,860	5,593,586
Fidelity Series International Growth Fund	905,643,982	10,415,123	152,787,357	--	19,106,990	136,482,722	918,861,460
Fidelity Series International Small Cap Fund	216,595,635	7,243,082	6,799,152	--	52,871	42,286,093	259,378,529
Fidelity Series International Value Fund	810,228,607	10,672,116	44,371,134	--	(10,273,168)	152,767,472	919,023,893
Fidelity Series Intrinsic Opportunities Fund	886,446,859	16,887,110	19,292,023	--	323,531	157,869,941	1,042,235,418
Fidelity Series Large Cap Stock Fund	786,415,802	11,436,007	21,945,083	--	(1,497,138)	136,632,626	911,042,214
Fidelity Series Large Cap Value Index Fund	215,875,500	42,457,576	4,913,847	--	(516,793)	27,856,708	280,759,144
Fidelity Series Long-Term Treasury Bond Index Fund	263,615,483	54,971,862	19,696,315	5,711,413	2,964,491	(9,774,836)	292,080,685
Fidelity Series Opportunistic Insights Fund	439,233,571	5,899,053	19,160,165	--	(631,677)	112,165,913	537,506,695
Fidelity Series Overseas Fund	750,810,782	47,729,825	33,168,464	--	(2,766,480)	152,936,095	915,541,758
Fidelity Series Real Estate Income Fund	44,989,175	1,456,758	1,106,405	705,526	(145,111)	6,748,858	51,943,275
Fidelity Series Short-Term Credit Fund	22,423,945	350,679	16,082	135,876	(247)	778,526	23,536,821
Fidelity Series Small Cap Discovery Fund	88,053,848	2,958,449	1,372,073	321,741	(75,152)	28,123,242	117,688,314
Fidelity Series Small Cap Opportunities Fund	306,736,837	6,173,396	4,397,876	--	101,076	63,125,197	371,738,630
Fidelity Series Stock Selector Large Cap Value Fund	576,799,170	49,117,447	8,323,859	--	(566,529)	88,845,544	705,871,773
Fidelity Series Value Discovery Fund	429,258,511	44,853,718	11,291,727	--	(1,099,624)	73,325,190	535,046,068
	$10,754,717,411	$800,071,680	$857,019,383	$9,715,416	$(3,544,649)	$2,088,744,992	$12,783,001,842

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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